Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in other - net in the Company’s consolidated statements of income (note 16) as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Realized gains (losses) relating to:
Interest rate swap agreement	—	—	953
Interest rate swap agreement termination	—	—	3,215
Forward freight agreements	—	—	(10)
	—	—	4,158
Unrealized losses relating to:
Interest rate swap agreement	—	—	(3,709)
	—	—	(3,709)
Total realized and unrealized gains on derivative instruments	—	—	449